RESTATEMENT AND REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS - Statements of Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	3 Months Ended					6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss)	$ (443)	$ 261	$ 337	$ 106	$ (184)	$ 598	$ 524	$ 155	$ 630	$ 1,257	$ 1,649		$ 650
Change in unrealized gains (losses), net of reclassification adjustment	(362)			(33)			535	(1,670)	502	690	(274)		(939)
Other comprehensive income (loss)	(284)			(9)			603	(1,472)	594	832	(258)		(929)
Comprehensive income (loss)	(727)	(95)	(495)	97	(47)	(590)	1,127	(1,317)	1,224	2,089	1,391		(279)
Less: Comprehensive (income) loss attributable to noncontrolling interest	(54)			(99)				(288)	(297)	(442)	(381)		(311)
Comprehensive income (loss) attributable to Holdings	(781)	(200)	(624)	$ (2)	(147)	(824)	929	$ (1,605)	927	1,647	1,010		(590)
Income (loss) from continuing operations, before tax
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Misclassification errors	71
Net income (loss)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Misclassification errors	39
Comprehensive income (loss)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Misclassification errors	$ 2
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss)		255	291		(197)	546	501		471	1,273	1,570		659
Change in unrealized gains (losses), net of reclassification adjustment							535		519		(297)		(939)
Other comprehensive income (loss)							603		611		(281)		(929)
Comprehensive income (loss)		(101)	(541)		(60)	(642)	1,104		1,082	2,105	1,289		(270)
Less: Comprehensive (income) loss attributable to noncontrolling interest											(359)		(315)
Comprehensive income (loss) attributable to Holdings		(206)	(670)		(160)	(876)	906		785	1,663	930		(585)
Impact of Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss)		6	46		13	52	23		159	(16)	79	[1],[2],[3]	(9)
Change in unrealized gains (losses), net of reclassification adjustment							0		(17)		23	[1],[3]
Other comprehensive income (loss)							0		(17)		23	[1],[3]
Comprehensive income (loss)		6	46		13	52	23		142	(16)	102	[1],[3]	(9)
Less: Comprehensive (income) loss attributable to noncontrolling interest											(22)	[1],[3]	4
Comprehensive income (loss) attributable to Holdings		$ 6	$ 46		$ 13	$ 52	$ 23		$ 142	$ (16)	$ 80	[1],[3]	$ (5)

[1]	As discussed above, the restated financial statements correct for the additional errors identified during the third quarter of 2018. The additional errors included in this column had the following impact in millions: (a) Income (loss) from continuing operations, before income taxes $(27); (b) Net income (loss) $(18); (c) Comprehensive income (loss) $(18)
[2]	Excludes expense of $7 million in securities sold under agreement to repurchase.
[3]	Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.